FINANCIAL INSTRUMENTS - Fair value of Debt Instruments (Details) - Summit Holdings - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Carrying value | 5.5% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes	$ 298,479	$ 298,314	$ 297,638
Carrying value | 5.75% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes	495,237	494,985	494,093
Fair Value | 5.5% Senior Notes | Estimated fair value (Level 2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes	58,875	266,750	286,625
Fair Value | 5.75% Senior Notes | Estimated fair value (Level 2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes	$ 53,125	$ 382,708	$ 455,208